Segment Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 26,766	$ 17,377
Percentage of entity's revenue	100.00%	100.00%
Royalty and stream interests	$ 207,923	$ 68,973
Percent of entity's net assets	100.00%	100.00%
Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 7,454
Royalty and stream interests	67,928	$ 37,000
Silver Streams
Disclosure of operating segments [line items]
Revenue	6,237	3,362
Royalty and stream interests	29,025	31,973
Royalties
Disclosure of operating segments [line items]
Revenue	1,386
Royalty and stream interests	110,970
Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	11,689	14,015
North America
Disclosure of operating segments [line items]
Revenue	$ 16,980	$ 17,265
Percentage of entity's revenue	63.00%	99.00%
Royalty and stream interests	$ 64,133	$ 13,008
Percent of entity's net assets	31.00%	19.00%
North America | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 0
Royalty and stream interests	0	$ 0
North America | Silver Streams
Disclosure of operating segments [line items]
Revenue	5,083	3,250
Royalty and stream interests	10,427	13,008
North America | Royalties
Disclosure of operating segments [line items]
Revenue	208
Royalty and stream interests	53,706
North America | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	11,689	14,015
South America
Disclosure of operating segments [line items]
Revenue	$ 1,178
Percentage of entity's revenue	4.00%
Royalty and stream interests	$ 57,264
Percent of entity's net assets	28.00%
South America | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 0
Royalty and stream interests	0
South America | Silver Streams
Disclosure of operating segments [line items]
Revenue	0
Royalty and stream interests	0
South America | Royalties
Disclosure of operating segments [line items]
Revenue	1,178
Royalty and stream interests	57,264
South America | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	0
Africa
Disclosure of operating segments [line items]
Revenue	$ 7,454
Percentage of entity's revenue	28.00%
Royalty and stream interests	$ 67,928	$ 37,000
Percent of entity's net assets	33.00%	54.00%
Africa | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 7,454
Royalty and stream interests	67,928	$ 37,000
Africa | Silver Streams
Disclosure of operating segments [line items]
Revenue	0
Royalty and stream interests	0	0
Africa | Royalties
Disclosure of operating segments [line items]
Revenue	0
Royalty and stream interests	0
Africa | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	0
Australia
Disclosure of operating segments [line items]
Revenue	$ 1,154	$ 112
Percentage of entity's revenue	4.00%	1.00%
Royalty and stream interests	$ 18,598	$ 18,965
Percent of entity's net assets	9.00%	27.00%
Australia | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 0
Royalty and stream interests	0	$ 0
Australia | Silver Streams
Disclosure of operating segments [line items]
Revenue	1,154	112
Royalty and stream interests	18,598	18,965
Australia | Royalties
Disclosure of operating segments [line items]
Revenue	0
Royalty and stream interests	0
Australia | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0